Other Administrative Expenses	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Other Administrative Expenses

40.	Other Administrative Expenses

a) Breakdown

The breakdown of the balance for this line item is as follows:

Thousand of Reais	2025	2024	2023

General maintenance expenses	818,329	878,393	896,232
Technology maintenance expenses	3,015,127	2,409,697	2,383,988
Advertising	482,880	516,448	521,964
Communications	282,336	351,019	501,765
Per diems and travel expenses	214,903	201,195	163,057
Taxes other than income tax	141,768	154,047	173,147
Surveillance and cash courier services	383,979	474,477	524,680
Insurance premiums	26,238	25,311	26,783
Specialized and technical services	2,485,963	2,413,970	2,397,149
Technical reports	432,017	409,138	512,257
Others specialized and technical services	2,053,946	2,004,832	1,884,892
Other administrative expenses (1)	1,387,569	1,393,951	1,159,950
Total	9,239,092	8,818,508	8,748,715
(1)	As of December 31, 2025, this is predominantly comprised of Business Formalization Expenses of R$1,108,107 (2024 – R$1,001,084 and 2023 - R$949,009), Data Processing Expenses of R$279,512 (2024 – R$263,719 and 2023 - R$157,010), Service Expenses of R$100,263 (2024 - income of R$250,192 and 2023 - R$152,065), and Recovery of Charges and Expenses of R$553,284 (2024– R$558,296 and 2023 – R$304,025).

b) Other Information

The balance of the "Technical Reports" included the net fees paid by the different companies of the Consolidated group to the main auditor of the group, with the following breakdown:

Thousand of Reais	2025	2024
Independent audit of the financial statements of the companies included in the consolidation scope	31,489	29,987
Audit Related	334	588
Tax Services	169	105
Others	2,374	1,980
Total	34,366	32,660

The approximate tax amount, as per Law No. 12,741/2012 was R$5,711 (2024- R$5,687).